Reverse Recapitalization (Tables)	3 Months Ended
Apr. 30, 2021
Reverse Recapitalization [Abstract]
Summary of number of shares of common stock issued immediately following the consummation of the Business Combination

The number of shares of Common Stock issued immediately following the consummation of the Merger was:

Shares
Common stock of Switchback, outstanding prior to Merger	39,264,704
Less redemption of Switchback shares	(33,009)
Less surrender of Switchback Founder Shares	(984,706)

Common stock of Switchback	38,246,989
Shares issued in PIPE	22,500,000

Merger and PIPE financing shares (1)	60,746,989
Legacy ChargePoint shares (2)	217,021,368

Total shares of common stock immediately after Merger	277,768,357

(1)	This includes 900,000 contingently forfeitable Founder Earn Back Shares pending the occurrence of the Founder Earn Back Triggering Event.
(2)

The number of Legacy ChargePoint shares was determined from the 217,761,738 shares of Legacy ChargePoint common stock outstanding immediately prior to the closing of the Merger converted at the exchange ratio of 0.9966. All fractional shares were rounded.